RETIREMENT AND SAVINGS PLAN (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Employee Benefits and Share-based Compensation	$ 300	$ 300
Defined Benefit Plan, Benefit Obligation	$ 0